Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2023
Right-of-use assets
Schedule of right-of-use assets

Leased
premises
$

Year ended December 31, 2022
Opening net book value	1,116
Foreign exchange	(70)
Depreciation	(228)
Closing net book value	818

As at December 31, 2022
Cost	1,679
Accumulated depreciation	(861)
Net book value	818

Year ended December 31, 2023
Opening net book value	818
Foreign exchange	15
Depreciation	(217)
Closing net book value	616

As at December 31, 2023
Cost	1,679
Accumulated depreciation	(1,063)
Net book value	616